SCHEDULE OF FAIR VALUE OF OPTION GRANTED USING VALUATION ASSUMPTIONS (Details) - $ / shares	6 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2024
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Exercise price		$ 1.2		$ 2.78
Risk free interest rate		4.13%		3.85%
Expected term				10 years
Expected volatility				117.10%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%
Fair value of option				$ 2.3
Expected forfeiture (attrition) rate	0.00%	0.00%	0.00%	0.00%
Minimum [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Exercise price	$ 0.43		$ 0.43
Risk free interest rate	4.24%		4.24%
Expected term	1 year 5 months 15 days	5 years 6 months	1 year 5 months 15 days
Expected volatility	113.90%	107.70%	113.97%
Fair value of option	$ 1.097	$ 0.689	$ 1.097
Maximum [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Exercise price	$ 0.43		$ 0.43
Risk free interest rate	4.33%		4.33%
Expected term	5 years	6 years 6 months	5 years
Expected volatility	142.20%	109.80%	142.22%
Fair value of option	$ 1.360	$ 0.733	$ 1.360